Operations by Business Segment and Geographic Area - External Revenue and Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from external customers and long lived assets
Revenues	$ 5,027,400	$ 4,941,600	$ 4,716,100	$ 4,835,900	$ 4,989,600	$ 4,766,900	$ 4,856,100	$ 4,423,900	$ 19,520,970	$ 19,036,525	$ 18,114,048
Assets	9,327,692				9,216,417				9,327,692	9,216,417
U.S.
Revenues from external customers and long lived assets
Revenues									10,071,100	9,891,900	7,857,300
Assets	4,808,100				4,842,400				4,808,100	4,842,400
Canada
Revenues from external customers and long lived assets
Revenues									1,447,500	2,170,100	2,459,300
Assets	490,500				749,500				490,500	749,500
Asia Pacific (includes Australia)
Revenues from external customers and long lived assets
Revenues									985,500	1,010,200	870,400
Assets	729,300				645,800				729,300	645,800
Europe
Revenues from external customers and long lived assets
Revenues									4,358,300	3,372,100	2,509,200
Assets	2,238,000				2,103,700				2,238,000	2,103,700
Central and South America
Revenues from external customers and long lived assets
Revenues									968,200	1,006,200	2,560,400
Assets	675,000				499,700				675,000	499,700
Middle East and Africa
Revenues from external customers and long lived assets
Revenues									1,690,400	1,586,000	$ 1,857,400
Assets	$ 386,800				$ 375,300				$ 386,800	$ 375,300